Unaudited Condensed Consolidated Statements of Changes in Partners' Capital (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Limited Partner [Member]
Distributions declared and paid	$ 0.15	$ 0.15